RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Commercial property revenue	$ 4,192	$ 3,624	$ 3,216
Participating loan interests (including fair value gains, net)	27	32	41
Interest expense on debt obligations	1,967	1,681	1,528
General and administrative expense	614	569	559
Affiliated entities
Disclosure of transactions between related parties [line items]
Commercial property revenue	19	20	22
Management fee income	6	5	3
Participating loan interests (including fair value gains, net)	86	61	129
Interest expense on debt obligations	29	28	55
Interest on capital securities held by Brookfield Asset Management	83	76	76
General and administrative expense	204	212	207
Construction costs	$ 295	$ 266	$ 308